Share based payments reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Share-based compensation expense	$ 2,697	$ 3,113
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	6,825	5,680
Share-based compensation expense	2,697	3,113
Transfer on exercise of options and other share-based awards	(715)	(1,968)
Ending balance, value	$ 8,807	$ 6,825